Document and Entity Information	May 09, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0002034406
Document Creation Date	May 09, 2025
Entity Registrant Name	TORTOISE CAPITAL SERIES TRUST
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Nov. 30, 2024
Document Effective Date	May 09, 2025
Prospectus Date	May 09, 2025
TORTOISE NORTH AMERICAN PIPELINE FUND | TORTOISE NORTH AMERICAN PIPELINE FUND
Prospectus:
Trading Symbol	TPYP